Consolidated Balance Sheets (FY) (Parenthetical) - USD ($) $ in Thousands	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Jun. 10, 2020	Dec. 31, 2019
Current Assets
Accounts receivable, allowance	$ 150	$ 80	$ 53
Members' Equity
Preferred units, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred units, shares authorized (in shares)	Unlimited	Unlimited	Unlimited
Preferred units, shares issued (in shares)	0	0	0
Preferred units, shares outstanding (in shares)	0	0	0
Ordinary units, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary units, shares authorized (in shares)	Unlimited	Unlimited	Unlimited
Ordinary units, shares issued (in shares)	105,180,224	111,107,688	110,867,483	101,484,772	101,421,320
Ordinary units, shares outstanding (in shares)	105,180,224	111,107,688	110,867,483		101,421,320